AST MFS LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.0%
Common Stocks
Aerospace & Defense — 3.7%
Lockheed Martin Corp.	18,418	$6,356,052
Northrop Grumman Corp.	45,635	16,435,445
Raytheon Technologies Corp.	73,421	6,311,269
		29,102,766
Banks — 10.1%
Citigroup, Inc.	224,166	15,731,970
JPMorgan Chase & Co.	219,157	35,873,809
PNC Financial Services Group, Inc. (The)	53,210	10,410,004
Truist Financial Corp.	108,678	6,373,965
U.S. Bancorp	168,309	10,004,287
		78,394,035
Beverages — 2.3%
Diageo PLC (United Kingdom)	243,283	11,755,371
PepsiCo, Inc.	39,532	5,946,008
		17,701,379
Building Products — 3.3%
Johnson Controls International PLC	157,031	10,690,671
Masco Corp.	114,208	6,344,254
Trane Technologies PLC	51,441	8,881,289
		25,916,214
Capital Markets — 7.3%
BlackRock, Inc.	13,703	11,492,158
Goldman Sachs Group, Inc. (The)	25,644	9,694,201
KKR & Co., Inc.	48,184	2,933,442
Moody’s Corp.	10,586	3,759,195
Morgan Stanley	146,082	14,215,239
Nasdaq, Inc.	73,061	14,102,234
T. Rowe Price Group, Inc.	5,593	1,100,143
		57,296,612
Chemicals — 3.7%
DuPont de Nemours, Inc.	81,212	5,521,604
International Flavors & Fragrances, Inc.	13,504	1,805,755
PPG Industries, Inc.	84,718	12,115,521
Sherwin-Williams Co. (The)	33,693	9,424,943
		28,867,823
Consumer Finance — 1.7%
American Express Co.	80,307	13,453,832
Electric Utilities — 4.8%
American Electric Power Co., Inc.	64,771	5,258,110
Duke Energy Corp.	162,795	15,887,164
Southern Co. (The)	201,481	12,485,778
Xcel Energy, Inc.	56,677	3,542,312
		37,173,364
Electrical Equipment — 1.6%
Eaton Corp. PLC	83,869	12,522,480
Equity Real Estate Investment Trusts (REITs) — 0.4%
Public Storage	10,394	3,088,057
	Shares	Value
Common Stocks (continued)
Food Products — 2.2%
Archer-Daniels-Midland Co.	45,739	$2,744,798
J.M. Smucker Co. (The)(a)	15,701	1,884,591
Nestle SA (Switzerland)	102,458	12,355,780
		16,985,169
Health Care Equipment & Supplies — 6.8%
Abbott Laboratories	105,246	12,432,710
Boston Scientific Corp.*	178,575	7,748,369
Danaher Corp.	44,237	13,467,512
Medtronic PLC	155,364	19,474,878
		53,123,469
Health Care Providers & Services — 2.8%
Cigna Corp.	71,400	14,291,424
McKesson Corp.	36,139	7,205,394
		21,496,818
Hotels, Restaurants & Leisure — 0.6%
Marriott International, Inc. (Class A Stock)*	33,192	4,915,403
Household Products — 2.1%
Colgate-Palmolive Co.	73,569	5,560,345
Kimberly-Clark Corp.	49,320	6,531,941
Reckitt Benckiser Group PLC (United Kingdom)	52,743	4,155,265
		16,247,551
Industrial Conglomerates — 2.5%
Honeywell International, Inc.	90,921	19,300,710
Insurance — 9.8%
Aon PLC (Class A Stock)	74,846	21,388,741
Chubb Ltd.	94,229	16,346,847
Marsh & McLennan Cos., Inc.	108,405	16,415,769
Progressive Corp. (The)	140,004	12,654,962
Travelers Cos., Inc. (The)	63,839	9,704,166
		76,510,485
IT Services — 4.3%
Accenture PLC (Class A Stock)	65,631	20,996,670
Fidelity National Information Services, Inc.	62,818	7,643,694
Fiserv, Inc.*	43,922	4,765,537
		33,405,901
Life Sciences Tools & Services — 2.0%
Thermo Fisher Scientific, Inc.	27,927	15,955,533
Machinery — 3.2%
Illinois Tool Works, Inc.	57,152	11,809,318
Otis Worldwide Corp.	31,440	2,586,883
PACCAR, Inc.	34,428	2,717,058
Stanley Black & Decker, Inc.	45,428	7,963,982
		25,077,241
Media — 3.1%
Comcast Corp. (Class A Stock)	435,072	24,333,577
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AST MFS LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities — 1.4%
Dominion Energy, Inc.	145,896	$10,653,326
Oil, Gas & Consumable Fuels — 2.6%
Chevron Corp.	40,455	4,104,160
ConocoPhillips	107,640	7,294,763
EOG Resources, Inc.	56,533	4,537,904
Pioneer Natural Resources Co.	23,867	3,974,094
		19,910,921
Pharmaceuticals — 6.6%
Johnson & Johnson	166,393	26,872,470
Merck & Co., Inc.	127,366	9,566,460
Pfizer, Inc.	291,171	12,523,265
Roche Holding AG (Switzerland)	6,996	2,557,746
		51,519,941
Professional Services — 1.2%
Equifax, Inc.	35,525	9,002,746
Road & Rail — 2.0%
Canadian National Railway Co. (Canada)	40,215	4,650,865
Union Pacific Corp.	56,645	11,102,986
		15,753,851
Semiconductors & Semiconductor Equipment — 5.0%
Analog Devices, Inc.	35,589	5,960,446
Intel Corp.	113,852	6,066,034
NXP Semiconductors NV (China)	33,084	6,480,163
Texas Instruments, Inc.	106,286	20,429,232
		38,935,875
Specialty Retail — 1.5%
Lowe’s Cos., Inc.	59,560	12,082,342
Tobacco — 0.4%
Philip Morris International, Inc.	31,120	2,949,865

Total Long-Term Investments (cost $589,998,192)		771,677,286
	Shares	Value

Short-Term Investments — 0.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	6,483,975	$6,483,975
PGIM Institutional Money Market Fund (cost $116,377; includes $115,873 of cash collateral for securities on loan)(b)(wa)	116,447	116,377

Total Short-Term Investments (cost $6,600,352)		6,600,352

TOTAL INVESTMENTS—99.9% (cost $596,598,544)		778,277,638

Other assets in excess of liabilities — 0.1%		851,738

Net Assets — 100.0%		$779,129,376

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $120,030; cash collateral of $115,873 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2